Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 192	¥ 123
Net deferred tax assets	192	123
Deferred tax liabilities	297	354
Net deferred liabilities	297	354
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	61	39
Deferred revenue	46	30
Accruals	74	40
Deemed distribution arising from carve out of Tencent Music Business	13	19
Others	6	3
Total deferred tax assets	200	131
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(8)
Net deferred tax assets	192	123
Intangible assets acquired in business combinations	305	362
Deferred tax liabilities	305	362
Net deferred liabilities	¥ 297	¥ 354